Voyage and Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Voyage and Vessel Operating Expenses [Abstract]
Voyage Expenses

The amounts in the consolidated statements of comprehensive income are as follows:

Voyage Expenses	Year Ended December 31,
	2023	2024	2025
Bunkers	20	380	194
Commissions (including $1,037, $1,040 and $1,015 respectively, to related party)	1,589	1,628	2,296
Other	-	-	11
Total	1,609	2,008	2,501

Vessel Operating Expenses
Vessel Operating Expenses	Year Ended December 31,
	2023	2024	2025
Crew wages and related costs	11,898	11,965	11,465
Insurance	1,670	1,578	1,541
Repairs and maintenance (including $42, $46 and $11 respectively, to related party)	1,138	1,566	1,868
Spares and consumable stores	3,538	3,685	3,196
Registration and taxes (Note 13)	283	292	325
Total	18,527	19,086	18,395